FFTW FUNDS, INC.

Semi-Annual Report
June 30, 1995

200 PARK AVENUE
NEW YORK, NY  10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250

August 22, 1995


Dear Shareholder:

          We are pleased to present the Semi-Annual Report for the first six months of 1995. The FFTW Funds, Inc. currently consists of five Portfolios, each reflecting a strategy pursued over many years by the Fund's investment adviser, Fischer Francis Trees & Watts, Inc.

          In contrast to 1994, the first six months saw rate declines in major bond markets with U.S., German and Japanese long bond rates falling by 126, 37 and 161 basis points, respectively. Market participants had generally expected upward pressure on rates but the Fed's tightening in the U.S. early in the year was followed by lower rates as weaker economic activity provided evidence of a "soft landing" and muted inflationary forces. The dollar's steep decline against the yen and deutschemark was also largely unanticipated as prevailing sentiment had long seen the dollar as fairly or undervalued. A combination of the Kobe earthquake, continuing financial problems and a weak domestic stock market reinforced the tendency for Japan to resist overseas consumption or investment. With significant global concern about the Mexican crisis and its potential effects on all emerging markets, investors rushed to buy strong currency markets -- putting upward pressure on the deutschemark and the yen.

          Domestic Portfolios generally outperformed their benchmarks as duration and yield curve positioning generally added to returns. The Worldwide Portfolios -- Worldwide Short-Term, Worldwide Fixed Income and Worldwide Fixed Income- Hedged -- had disappointing results relative to benchmarks, reflecting stronger than anticipated bond markets and the dramatic decline in the dollar against major currencies.

          We greatly appreciate your participation in the FFTW Funds. We welcome the opportunity to discuss our Portfolios in a continuing effort to meet your investment needs. Please do not hesitate to contact us with questions or comments regarding this report, or for any assistance.


Yours sincerely,

by: \s\ O. John Olcay

O. John Olcay

TABLE OF CONTENTS
U.S. Short-Term Fixed Income Portfolio
          Overview                                                                                    1
          Statement Of Net Assets                                                                     2
          Schedule of Open Written Options Contracts                                                  5

Stable Return Portfolio
          Overview                                                                                    6
          Statement Of Net Assets                                                                     7
          Statement Of Cash Flows                                                                     8

Worldwide Short-Term Fixed Income Portfolio
          Overview                                                                                    9
          Statement Of Assets and Liabilities and Schedule of Investments                            10

Worldwide Fixed Income Portfolio
          Overview                                                                                   11
          Statement Of Assets and Liabilities and Schedule of Investments                            12

Worldwide Fixed Income-Hedged Portfolio
          Overview                                                                                   14
          Statement Of Assets and Liabilities                                                        15

Statement Of Operations                                                                              16

Statement of Changes in Net Assets                                                                   18

Financial Highlights                                                                                 21

Notes to Financial Statements                                                                        27

U.S. SHORT-TERM FIXED INCOME PORTFOLIO

Graph: Comparison of change in value of $10,000 investment in U.S. Short-Term Fixed Income Portfolio and the Donoghue's Money Market Fund Average where the Y-axis ranges from $10,000 to $13,197 and the X-axis ranges from 12/6/89 to 6/30/95.

The U.S. Short-Term Fixed Income Portfolio rose by 2.95% during the first six months of the year, outperforming its benchmark, the IBC Donoghue's Money Market Fund Average, by 22 basis points. For the 12-month and five-year periods ending June 30, 1995, the Portfolio has outperformed its benchmark by an annualized rate of 41 and 35 basis points, respectively. It ended the period with net assets of $322.3 million. The Portfolio invests in high-quality, short-term, dollar-denominated securities. It seeks to attain a high level of total return while preserving capital and maintaining liquidity. Average weighted duration is maintained at less than one year.

Developments in the First Quarter

Interest rates fell and the yield curve flattened as investors became more positive on the markets despite a falling dollar and Federal Reserve tightening. Having started the quarter with considerable pessimism about rate decline prospects, market participants became increasingly convinced that further tightening would not be needed. The Portfolio's favorable duration exposures and yield curve positioning led to its outperformance.

Developments in the Second Quarter

Interest rates declined dramatically during the quarter as economic data appeared much weaker than expected and fears of economic slowdown returned to the market. Market volatility increased significantly. With such a rapid fall in rates, the Portfolio's duration positioning detracted slightly from performance, although this was somewhat offset by tactical yield curve positioning. The net result was a slight underperformance for the quarter.

U.S. SHORT-TERM FIXED INCOME PORTFOLIO - STATEMENT                                  June 30, 1995 (Unaudited)
OF NET ASSETS
                                                                                           Face
                                                                                          Amount                    Value

Bank Obligations - 20.6%
Bank of America Bank Note, 5.64% due 9/21/95                                          $10,000,000              $10,000,000
Bank of America Bankers Acceptance, 6.100% due 8/24/95                                  3,000,000                2,972,550
Bank of Boston Nassau, Time Deposit, 6.188% due 7/3/95                                  7,507,000                7,507,000
Canadian Imperial Bank Yankee CD, 6.070% due 8/15/95                                    7,000,000                7,000,655
Canadian Imperial Bank Yankee CD, 5.980% due 9/5/95                                     5,000,000                5,000,650
FCC National Bank, 5.390% due 2/20/96++                                                 4,000,000                3,991,652
Mellon Bank, Bank Note, 6.240% due 11/1/95                                              5,000,000                5,006,865
Mellon Bank Euro CD, 6.000% due 8/30/95                                                 5,000,000                5,000,000
Nationsbank Texas, 6.0625% due 6/18/97++                                               10,000,000                9,993,000
Societe Generale Yankee CD, 5.910% due 9/14/95                                         10,000,000                9,998,941
          Total (Cost - $66,471,197)                                                                            66,471,313

Asset- & Mortgage-Backed Securities - 45.4%
Advanta Credit Card Master Trust, Ser. 1993-2, Cl. A, 6.2925% due 8/31/00++             9,625,000                9,658,293
CARAT, Ser. 1992-1, Cl. A3, 5.750% due 12/15/97                                         5,418,999                5,410,955
Chase Manhattan Credit Card, Ser. 1995-2, Cl. A, 6.925% due 8/15/01++                   6,500,000                6,500,000
Discover Card Trust, Ser. 1992-A, Cl. A, 5.500% due 5/16/98                             2,750,000                2,739,795
Federal Home Loan Mortgage Corp., Ser. 1610, Cl. PA, 4.250% due 11/15/03                5,799,909                5,763,422
Federal National Mortgage Assn. ARM, 6.799% due 9/1/16++                               13,267,916               13,525,977
Federal National Mortgage Assn., Ser 1990-127, Cl. F, 6.944% due 10/25/20++             2,512,400                2,547,521
HFCHC, Ser. 1990-2, Cl. A1, 6.78% due12/20/95++                                           653,841                  655,064
HFCHC, Ser. 1992-1, Cl. A1, 6.4625% due 5/20/07++                                       4,495,459                4,508,091
HFCHC, Ser. 1992-2, Cl. A2, 6.423% due 10/20/07++                                       1,490,522                1,495,173
HFCHC, Ser. 1993-1, Cl. A1, 6.430% due 5/20/08++                                        8,165,012                8,182,811
Independent National Mortgage, Ser. 1994-0, Cl. A10, 7.500% due 9/25/24                 5,515,272                5,546,295
John Deere Owner Trust, Ser. 1993-A, Cl. A2, 6.4375% due 4/29/00++                      5,113,523                5,118,989
MBNA Credit Card Trust, Ser. 1991-A, Cl. A, 8.250% due 6/30/98                          9,000,000                9,023,391
Merrill Lynch Trust Series, Ser. 10, Cl. B, 6.7875% due 7/25/17++                      11,239,518               11,255,916
Merrill Lynch Mortgage Investors Inc., Ser. 1994-F, Cl. A1, 6.3125% due 4/15/19++       3,478,570                3,473,678
Merrill Lynch Mortgage Investors Inc., Ser. 1993-I, Cl. A1, 6.3925% due 12/15/23++      1,366,841                1,366,631
MLCC Mortgage Investors Inc., Ser. 1994-B, Cl. A1, 6.463% due 12/15/19++                1,724,952                1,723,600
Merrill Lynch Home Equity Loan, Ser. 1993-1, Cl. A, 6.5% due 2/15/03++                  1,252,176                1,252,375
Novus Home Equity Line of Credit Trust, Ser. 1993-1, Cl. A, 6.513% due 12/31/03++       5,484,007                5,497,717
PNC Mortgage Securities Corp., Ser. 1994-2, Cl. A1, 6.743% due 5/25/24++                2,204,814                2,202,747
Premier Auto Trust, Ser. 1995-2, Cl. A-5, 7.150% due 2/4/99                               100,000                  102,061
Prudential Home Mortgage Securities, Ser. 1992-48, Cl. A2, 7.50% due 1/25/23            6,886,153                6,883,599
Prudential Securities Secured Finance Corp., Ser. 1993-3, Cl. A3, 7.50% due 6/25/23     1,404,277                1,402,522
Residential Funding Mortgage, Ser. 1993-S41, Cl. A1, 6.849% due 9/25/23                 1,632,415                1,632,925
Residential Funding Mortgage, Ser. 1993-S31, Cl. A1, 7.000% due 9/25/23                 5,201,334                5,187,390
Resolution Trust Corp., Ser. 1994-M2, Cl. A1, 6.865% due 3/25/20++                      3,041,893                3,049,498
Resolution Trust Corp., Ser. 1992-CHF, Cl. A2, 7.155% due 12/25/20++                      763,631                  771,267
Resolution Trust Corp., Ser. 1992-11, Cl. A1, 6.885% due 10/25/24++                     8,587,991                8,598,726
Santa Barbara Funding II, Ser. A, Cl. 1, 6.7125% due 3/20/18++                            591,801                  596,014
Standard Credit Card Trust, Ser. 1992-2, Cl. A, 5.875% due 7/7/95                       1,000,000                  999,969

Asset- & Mortgage-Backed Securities (cont'd)
Standard Credit Card Trust, Ser. 1992-2, Cl. B, 6.125% due 8/7/95#                      5,640,000                5,640,050
The Money Store Home Equity Trust, Ser. 1995-A2, Cl. A7,
          6.5825% due 6/15/25++                                                         3,948,324                3,948,324
          Total (Cost - $146,410,314)                                                                          146,260,786

Commercial Paper  - 21.7%*
Abbey National N.A., 5.860% due 9/21/95                                                 5,000,000                4,933,261
Coca Cola Company, 5.950% due 11/3/95                                                   3,500,000                3,427,691
Coca Cola Finance Company, 5.950% due 11/3/95                                          12,000,000               11,752,083
Emerson Electric Co., 5.870% due 8/11/95                                               15,000,000               14,899,721
Ford Motor Credit Co., 5.930% due 8/1/95                                                5,000,000                4,974,468
General Electric Capital Corp., 5.950% due 7/5/95                                       1,513,000                1,512,000
General Electric Capital Corp., 5.940% due 8/2/95                                       6,000,000                5,968,320
Hanson Finance PLC, 6.000% due 8/3/95                                                  12,000,000               11,934,000
Hanson Finance PLC, 5.900% due 8/31/95                                                  4,000,000                3,960,011
Student Loan Corp., 5.930% due 8/1/95                                                   6,500,000                6,466,808
          Total (Cost - $69,828,363)                                                                            69,828,363

Corporate Obligations - 12.5%
Ameritech Capital Funding, 6.1125% due 5/12/98++                                        5,000,000                4,997,690
AT&T Capital Corp., 6.07126% due 10/5/95++                                              9,000,000                8,994,492
AT&T Capital Corp., 5.580% due 5/24/96++                                                6,000,000                5,975,580
CIT Group Holdings, 5.780% due 5/2/97++                                                 4,000,000                3,986,196
General Electric Capital Corp., 5.680% due 5/12/97++                                    6,200,000                6,181,859
World Savings & Loan, 6.0625% due 3/15/96++                                            10,000,000                9,980,660
          Total (Cost - $40,183,705)                                                                            40,116,477

U.S. Government Obligations - 0.9%
U.S. Treasury Bill, 5.644% due 10/12/95*#                                               3,000,000                2,953,788
          Total (Cost - $2,915,228)

Long OptioContracts
August '95 Eurodollar 94.75 Call Expiring 8/25/95                                             169                    8,450
September '95 Eurodollar 94.25 Call Expiring 9/25/95                                          169                   97,175
September '95 Eurodollar 94.00 Put Expiring 9/18/95                                           169                   29,575
          Total (Cost - $163,881)                                                                                  135,200

          Total Investments  - 101.1% (Cost - $325,972,688)                                                    325,765,927

Other Assets and Liabilities - (1.1%)
Receivable From Investment Adviser                                                                                 366,688
Other Assets                                                                                                     1,934,505
Payable For Securities Purchased                                                                                (5,519,868)
Open written options contracts (cost - $113,859)                                                                  (101,400)
Other Liabilities                                                                                                 (131,908)
          Total Other Assets and Liabilities, net                                                               (3,451,983)
Net Assets - 100.0%
Applicable to 32,591,314 outstanding $.001 par value shares
          (authorized 200,000,000 shares)                                                                      322,313,944

Net Asset Value Per Share                                                                                 $           9.89

Components of Net Assets as of June 30, 1995 were as follows:
Capital Stock at par value ($.001)                                                                          $       32,591
Capital Stock in excess of par value                                                                           326,325,438
Temporary overdistribution of net investment income                                                                (72,363)
Accumulated net realized (loss) on investments, options and
financial futures contracts                                                                                     (3,777,420)
Net unrealized (loss) on investments and options contracts                                                        (194,302)
                                                                                                            $  322,313,944

++  Variable or floating rate securities.  Coupon rate shown reflects current rate.
#  Assets currently held in a segregated account.
*   Interest rate shown represents yield to maturity at date of purchase.
See Notes To Financial Statements

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS                                          As of June 30, 1995 (Unaudited)
(For U.S. Short-Term Fixed Income Portfolio)
                                                                                                                 Unrealized
                              Number of       Exercise            Expiration             Value at               Appreciation
Name of Issuer                Contracts        Price                 Date                6/30/95               (Depreciation)

Sept. '95 Eurodollar (Call)          169      $        94.50                9/18/95   $      46,475           $        11,565
Sept. '95 Eurodollar (Call)          169               94.75                9/18/95          21,125                     3,115
Sept. '95 Eurodollar (Put)           338               93.75                9/25/95          33,800                    (2,221)
                                                                                      $     101,400           $        12,459

STABLE RETURN PORTFOLIO

Graph: Comparison of change in value of $10,000 investment in Stable Return Portfolio and the Merrill Lynch 1-2.99 Year Index where the Y-axis ranges from $10,000 to $10,993 and the X-axis ranges from 7/26/93 to 6/30/95.

The Stable Return Portfolio rose by 7.03% in the first half of the year, compared to its benchmark, the Merrill Lynch 1-2.99 Year Treasury Index, which rose by 6.67%. Net assets at the end of the period were $4.8 million. The Portfolio's objective is to maintain as stable a rate of return as is consistent with preservation of capital by investing primarily in high-quality debt securities with an average duration of less than three years.

Developments in the First Quarter

The Portfolio was defensively positioned through the first half of the quarter. Later, the duration of the Portfolio was lengthened in anticipation of declining interest rates, resulting in moderate outperformance for the quarter.

Developments in the Second Quarter

The Portfolio outperformed its benchmark in the quarter as volatility soared and the yield curve flattened. The Portfolio benefited from correct anticipation of a rise in rates early in the period but generally kept to more neutral stance as the rally proved faster and more extended than most market upturns. Yield curve positioning added to returns while holdings of non-Treasury securities detracted somewhat as spreads widened.

STABLE RETURN PORTFOLIO - STATEMENT OF NET ASSETS                                  June 30, 1995 (Unaudited)
                                                                                           Face
                                                                                          Amount                   Value
Long Term Investments - 119.8%
U.S. Treasury Note, 5.500% due 4/30/96#                                             $    2,750,000             $  2,743,983
U.S. Treasury Note, 7.500% due 1/31/97                                                   2,150,000                2,203,750
U.S. Treasury Note, 6.875% due 2/28/97                                                     150,000                  152,438
U.S. Treasury Note, 6.500% due 4/30/97                                                     220,000                  222,475
U.S. Treasury Note, 6.125% due 5/31/97                                                     420,000                  422,230
          Total (Cost - $5,716,756)                                                                               5,744,876

Short Term Investments - 3.9%
Bank of Boston Nassau Time Deposit, 6.188% due 7/3/95                                       89,000                   89,000
U.S. Treasury Bill, 5.400% due 10/12/95*#                                                  100,000                   98,460
          Total (Cost - $187,365)                                                                                   187,460

          Total Investments - 123.7% (Cost - $5,904,121)                                                          5,932,336

Other Assets and Liabilities - (23.7%)
Receivable from Investment Adviser                                                                                   34,740
Other Assets                                                                                                        102,219
Eastbridge Capital Reverse Repurchase Agreement, 5.93% due 7/3/95 (Dated 6/30/95
          Collateralized By $100,000 U.S. Treasury Note, 6.125% due 5/31/97)               101,125                 (101,125)
Sanwa Bank Reverse Repurchase Agreement, 5.93% due 7/3/95 (Dated 6/30/95
          Collateralized By $1,050,000 U.S. Treasury Note, 7.5% due 1/31/97)            1,163,250                (1,163,250)
Other Liabilities                                                                                                   (10,594)
          Other Assets and Liabilities                                                                           (1,138,010)

Net Assets - 100.0%
Applicable to 484,403 outstanding $.001 par value shares
          (authorized 100,000,000 shares)                                                                    $    4,794,326

Net Asset Value Per Share                                                                                    $         9.90

Components of Net Assets as of June 30, 1995 were as follows:
Capital Stock at par value ($.001)                                                                                      484
Capital Stock in excess of par value                                                                              4,813,277
Undistributed net investment income                                                                                     129
Accumulated net realized (loss) on investments and financial futures contracts                                      (47,494)
Net unrealized gain on investments and financial futures contracts                                                   27,930
                                                                                                             $    4,794,326

#  Assets currently held in a segregated account.
* Interest rate shown represents yield to maturity at date of purchase. See Notes To Financial Statements

STABLE RETURN PORTFOLIO - STATEMENT OF CASH FLOWS                                  Six Months Ended June 30, 1995
Increase (Decrease) in Cash

Cash Flows from Operating Activities
Net Investment income                                                                                        $     145,406

Adjustments to reconcile net investment income to net cash provided by operating activities:

Increase in receivables and other assets related to operations                                                      (46,888)
Decrease in payables related to operations                                                                         (298,735)
Net amortization of discount/premium                                                                                (25,003)
          Net cash used for operating activities                                                                   (225,220)

Cash Flows used for Investing Activities
Purchases of investments                                                                                        (30,133,915)
Sales of investments                                                                                             29,226,463
Net sales of short-term investments                                                                                 695,612
Net proceeds from futures transactions                                                                               24,249
          Net cash used for investing activities                                                                   (187,591)

Cash Flows provided by Financing Activities
Shares of capital stock sold                                                                                        150,000
Net proceeds from issuance of reverse repurchase agreements                                                         265,625
Dividends to shareholders (net of reinvestments of $142,139)                                                         (3,138)
          Net cash provided by financing activities                                                                 412,487

Net decrease in cash                                                                                                   (324)

Cash at beginning of year                                                                                               692

Cash at end of year                                                                                          $          368

Cash paid during the period for interest                                                                     $       28,054


WORLDWIDE SHORT-TERM FIXED INCOME PORTFOLIO

Graph: Comparison of change in value of $10,000 investment in Worldwide Short-Term Fixed Income Portfolio and the J.P. Morgan 3-Month Eurodeposit Index where the Y-axis ranges from $10,000 to $10,816 and the X-axis ranges from 12/13/93 to 6/30/95.

The Worldwide Short-Term Fixed Income  Portfolio rose by
1.16% during the first half of the year underperforming its benchmark, the J.P. Morgan 3-month Eurodollar Index, which rose 3.35%. The Portfolio seeks as high a return as is consistent with preservation of principal by investing in debt securities from bond markets around the world, with an average duration of less than one year. Net assets totaled $37.4 million as of June 30, 1995.

Developments in the First Quarter

The Portfolio was positioned defensively, with underweightings in major markets and a shorter duration in the U.S., reflecting expectations of a stronger economic environment. An initial underweighting of the yen vs. the deutschemark and overweighting of the dollar, reversed during the course of the quarter, contributed to the Portfolio's underperformance.

Developments in the Second Quarter

The U.S. bond market was overweighted, reflecting expectations
of weaker economic activity.   Yen bonds were underweighted, as the
Japanese economy was expected to strengthen. In Europe, German bonds were overweighted. Exposures were modest given market volatility, lack of trend and uncertainty about the factors driving interest rates.

WORLDWIDE SHORT-TERM FIXED INCOME PORTFOLIO-STATEMENT OF ASSETS
AND LIABILITIES AND SCHEDULE OF INVESTMENTS                                        June 30, 1995 (Unaudited)
                                                                                           Face
                                                                                        Amount (a)                 Value
U.S. Obligations - 71.3%
AT&T Capital Corp., 5.580% due 5/24/96++#                                               2,000,000             $  1,991,860
Bank Of Boston Nassau Time Deposit, 6.188% due 7/3/95                                   6,695,000                6,695,000
CIT Group Holdings, 5.780% due 5/2/97++#                                                2,000,000                1,993,098
Federal Home Loan Mortgage Corp. Discount Note, 5.89% due 7/20/95                       5,000,000                4,984,457
Federal Home Loan Mortgage Corp. Discount Note, 5.38% due 7/24/95                       5,000,000                4,981,313
General Electric Capital Corp, 5.680% due 5/12/97++#                                    3,000,000                2,991,222
Toyota Motor Credit Corp., 5.680% due 6/3/96++#                                         2,500,000                2,496,750
U.S. Treasury Bill, 5.580% due 7/20/95*#                                                  510,000                  508,497
          Total (Cost - $26,667,297)                                                                            26,642,197

Foreign Governmemt Obligations - 13.1%
Canadian Government Bond, 8.75% due 12/1/05                                             2,200,000       CAD      1,687,530
Spanish Government Bond, 8.65% due 3/25/00#                                           380,000,000       ESP      3,221,260
          Total (Cost - $4,909,207)                                                                              4,908,790

          Total Investments - 84.4% (Cost - $31,576,504)                                                        31,550,987


Other Assets and Liabilities - 15.6%
Receivable From Investment Adviser                                                                                  96,966
Receivable From Securities Sold                                                                                  2,781,932
Foreign Currency Holdings (Cost - $2,652,617)                                                                    2,828,883
Other Assets                                                                                                       208,506
Liabilities                                                                                                        (90,867)
          Other Assets and Liabilities, net                                                                      5,825,420


Net Assets - 100.0%
Applicable to 3,846,253 outstanding $.001 par value shares
          (authorized 100,000,000 shares)                                                                      $37,376,407

Net Asset Value Per Share                                                                                    $        9.72

Components of Net Assets as of June 30, 1995 were as follows:
Capital Stock at par value ($.001)                                                                           $       3,846
Capital Stock in excess of par value                                                                            38,492,904
Undistributed net investment income                                                                                  3,213
Accumulated net realized (loss) on investments, financial futures
          contracts, and foreign currency-related transactions                                                  (1,196,304)
Net unrealized gain on investments, financial futures contracts,
          and on assets and liabilities denominated in foreign currency                                             72,748
                                                                                                             $  37,376,407

++  Variable or floating rate securities.  Coupon rate shown reflects current rate.
#  Assets currently held in a segregated account.
*  Interest rate shown represents yield to maturity at date of purchase.
(a) Face amount stated in U.S. dollars unless otherwise noted.
See Notes To Financial Statements

WORLDWIDE FIXED INCOME PORTFOLIO

Graph: Comparison of change in value of $10,000 investments in Worldwide Fixed Income Portfolio and the J.P. Morgan Global Unhedged Bond Index where the Y-axis ranges from $10,000 to $14,043 and the X-axis ranges from 4/15/92 to 6/30/95.

The Worldwide Fixed Income Portfolio rose 7.74% in the first half of the year. Its benchmark, the J.P. Morgan Global Unhedged Bond Index, rose 15.56%. The Portfolio's net assets totaled $34.9 million on June 30, 1995.

The Portfolio's objective is to achieve a high level of total return, consistent with the preservation of capital by investing in bonds from around the world, denominated in U.S. dollars and other currencies. The Portfolio's duration should not exceed six years.

Developments in the First Quarter

Major markets were predominantly underweighted during the first quarter. Appreciation of the yen and mark, the Mexican crisis, together with a moderation of expectations for the US economy, all contributed to lower rates and underperformance against the benchmark.

Developments in the Second Quarter

Bond market exposure reflected a view that U.S. rates would continue to decline and the dollar would appreciate somewhat against the yen. European bonds, primarily German bonds, were overweighted, while Japanese bonds were defensively positioned in anticipation of a pick-up in economic activity. However, Japanese rates declined and the dollar was stable causing the Portfolio to underperform the benchmark.

WORLDWIDE FIXED INCOME PORTFOLIO-STATEMENT OF ASSETS AND
LIABILITIES AND SCHEDULE OF INVESTMENTS                                            June 30, 1995 (Unaudited)

                                                                                           Face
                                                                                        Amount (a)                 Value
Long-Term Investments

U.S. Obligations - 17.1%
U.S. Treasury Note, 6.125% due 5/31/97#                                                 2,800,000            $   2,814,871
U.S. Treasury Note, 6.500% due 5/15/05#                                                   950,000                  969,594
U.S. Treasury Bond, 7.875% due 2/15/21#                                                 1,900,000                2,163,625
          Total (Cost - $5,970,002)                                                                              5,948,090

Foreign Government Obligations - 64.5%
Australian Government Bond, 7.500% due 7/15/05                                            365,000       AUD        230,420
Canadian Government Bond, 9.000% due 12/01/04                                           1,000,000       CAD        777,741
Canadian Government Bond, 8.750% due 12/01/05#                                          2,000,000       CAD      1,534,118
Deutschland Republic, 7.500% due 11/11/04                                                 900,000       DEM        669,992
Kingdom of Denmark, 7.000% due 12/15/04                                                 5,000,000       DK         834,505
Kingdom of Denmark, 8.000% due 3/15/06                                                  2,100,000       DK         369,695
French Treasury Bill, 7.750% due 4/12/00                                               14,000,000       FFR      2,955,470
Buoni Polienalli Del Tes, 8.500% due 8/1/99#                                        2,330,000,000       ITL      1,260,530
Japanese Governemnt Bond,  6.400% due 3/20/00                                         200,000,000       JPY      2,817,400
Japanese Government Bond, 5.700% due 6/20/02                                          150,000,000       JPY      2,109,900
Japanese Government Bond, 4.100% due 12/22/03                                          55,000,000       JPY        708,015
Japanese Government Bond, 4.600% due 9/20/04                                           60,000,000       JPY        807,360
Netherlands Government Bond, 5.750% due 1/15/04                                         1,700,000       NG       1,015,719
Spanish Government Bond, 7.400% due 7/30/99                                           110,000,000       ESP        789,910
Spanish Government Bond, 12.250% due 3/25/00#                                         360,000,000       ESP      3,051,720
Kingdom of Sweden, 6.000% due 2/9/05#                                                   2,500,000       SK         247,093
United Kingdom Treasury,  8.000% due 12/7/00#                                           1,300,000       GBP      2,049,177
United Kingdom Treasury, 6.750% due 11/26/04                                              200,000       GBP        282,460
          Total (Cost - $22,343,049)                                                                            22,511,225

Total Long-Term Investments - 81.6% (Cost - $28,313,051)                                                        28,459,315

Short-Term Investments - 16.0%
FHLMC Discount Note, 5.85% due 7/24/95*                                                 2,000,000                1,992,525
Bank of Boston Nassau Time Deposit, 6.188% due 7/3/95                                   3,599,000                3,599,000
          Total (Cost - $5,591,525)                                                                              5,591,525

          Total Investments - 97.6% (Cost - $33,904,576)                                                        34,050,840

Other Assets and Liabilities - 2.4%
Receivable From Investment Adviser                                                                                  88,220
Receivable From Securities Sold                                                                                 10,158,749
Foreign Currency Holdings (Cost - $1,777,100)                                                                    1,791,297
Other Assets                                                                                                       640,725
Payable For Securities Purchased                                                                               (11,332,591)
Other Liabilities                                                                                                 (517,900)
          Total Other Assets and Liabilities, net                                                                  828,500

Net Assets - 100.0%
Applicable to 3,600,303 outstanding $.001 par value shares
          (authorized 100,000,000 shares)                                                                       34,879,340

Net Asset Value Per Share                                                                                    $        9.69

Components of Net Assets as of June 30, 1995 were as follows:
Capital Stock at par value ($.001)                                                                           $       3,600
Capital Stock in excess of par value                                                                            45,147,303
Temporary overdistribution of net investment income                                                               (102,193)
Accumulated net realized (loss) on investments, financial futures
              contracts, and foreign currency-related transactions                                             (10,205,450)
Net unrealized gain on investments, financial futures contracts,
               and on assets and liabilities denominated in foreign currency                                        36,080
                                                                                                             $  34,879,340

#  Assets currently held in a segregated account.
*  Interest rate shown represents yield to maturity at date of purchase.
(a)  Face amount stated in U.S. dollars unless otherwise noted.

WORLDWIDE FIXED INCOME-HEDGED PORTFOLIO

Graph: Comparison of change in value of $10,000 investments in Worldwide Fixed Income-Hedged Portfolio and the J.P. Morgan Hedged Global Government Bond Index where the Y-axis ranges from $10,000 to $13,286 and the X-axis ranges from 5/19/92 to 6/30/95.

          The Worldwide Fixed Income-Hedged Portfolio for the first six months of 1995, due to its relative small size in assets, remained invested in cash or short term instruments. Thus its benchmark, the J.P. Morgan Global Hedged Bond Index which rose by 9.82% during the same period, is not comparable for the first six months of 1995.

          The Portfolio's net assets were $0.3 million as of June 30, 1995. Subsequent to that date, the Portfolio has received additional assets in excess of $25 million and has become fully invested. The Portfolio will seek a high level of total return consistent with preservation of capital by investing in high-quality fixed income securities from bond markets worldwide and by actively utilizing currency hedging techniques.

WORLDWIDE FIXED INCOME-HEDGED PORTFOLIO - STATEMENT OF
ASSETS AND LIABILITIES                                                             June 30, 1995 (Unaudited)

Cash - 86.2%
Cash                                                                                                         $     242,328

Other Assets and Liabilities - 13.8%
Receivable From Investment Adviser                                                                                  45,375
Other Assets                                                                                                         5,916
Other Liabilities                                                                                                  (12,404)
          Other Assets and Liabilities, net                                                                         38,887

Net Assets - 100.0%
Applicable to 26,757 outstanding $.001 par value shares
          (authorized 100,000,000 shares)                                                                    $     281,215

Net Asset Value Per Share                                                                                    $       10.51

Components of Net Assets as of June 30, 1995 were as follows:
Capital Stock at par value ($.001)                                                                           $          27
Capital Stock in excess of par value                                                                             2,064,368
Accumulated net realized (loss) on investments, financial
          futures contracts, and foreign currency-related transactions                                          (1,783,180)
                                                                                                             $     281,215

See Notes To Financial Statements


STATEMENT OF OPERATIONS                                                            Six months ended June30, 1995 (Unaudited)
U.S. Portfolios
                                                                                     U.S. Short-Term               Stable
                                                                                      Fixed Income                 Return
                                                                                        Portfolio                Portfolio
Investment Income
Interest                                                                            $    9,877,390          $     184,702

Expenses
Investment advisory fees                                                            $      469,724          $       7,869
Administration fees                                                                         98,877                  1,394
Custodian fees                                                                             108,385                  6,421
Shareholder recordkeeping fees                                                              13,683                    905
Legal fees                                                                                   5,429                     15
Audit fees                                                                                  11,707                  4,864
Directors' fees and expenses                                                                26,432                    369
Other fees and expenses                                                                     29,926                  1,151

          Total operating expenses                                                         764,163                 22,988

Waiver of investment advisory fees
and reimbursement of expenses                                                             (137,865)               (11,746)

          Operating expenses, net                                                          626,298                 11,242

Interest expense                                                                            38,883                 28,054

          Total expenses                                                                   665,181                 39,296

Investment income, net                                                                   9,212,209                145,406

Net Realized and Unrealized Gain
(Loss) on Investments, and Options
and Financial Futures Contracts
Net realized gain (loss) on investments                                                   (235,015)               104,916

Net realized gain (loss) on options and
financial futures contracts                                                                (90,203)                24,249

Net unrealized appreciation on investments                                                 237,005                 34,616

Net unrealized (depreciation)
on options and financial futures contracts                                                 (16,222)                   (62)

Net realized and unrealized gain (loss)
on investments, and options and financial
futures contracts                                                                         (104,435)               163,719

          Net Increase in Net Assets
          Resulting From Operations                                                 $    9,107,774             $  309,125

Global Portfolios
                                                                   Worldwide            Worldwide             Worldwide Fixed
                                                               Short-Term Fixed        Fixed Income            Income-Hedged
                                                               Income Portfolio         Portfolio                Portfolio
Investment Income
Interest                                                     $           1,867,139       $   1,476,041             $      8,184

Expenses
Investment advisory fees                                                    92,421              85,838                      549
Administration fees                                                         15,753              13,041                       85
Custodian fees                                                              32,183              58,736                    3,034
Shareholder recordkeeping fees                                               1,461               4,755                    1,920
Legal fees                                                                      -                1,044                      -
Audit fees                                                                  12,040              12,095                   12,342
Directors' fees and expenses                                                 4,561               3,491                      -
Other fees and expenses                                                      3,596               9,006                      729

           Total operating expenses                                        162,015             188,006                   18,659

Waiver of investment advisory fees
fees and reimbursement of expenses                                         (29,985)            (59,249)                 (18,440)

          Operating expenses, net                                          132,030             128,757                      219

Interest expense                                                               -                   -                        -

          Total expenses                                                   132,030             128,757                      219

Investment income, net                                                   1,735,109           1,347,284                    7,965

Net Realized and Unrealized Gain (Loss) on
Investments, Financial Futures Contracts,
and Foreign Currency-Related Transactions
Net realized gain on investments                                         1,866,177           5,574,111                      -

Net realized (loss) on foreign currency-
related transactions                                                    (1,913,719)         (3,888,342)                     -

Net realized gain (loss) on financial future contracts                  (1,019,684)             78,477                      -

Net unrealized (depreciation) on investments                              (501,309)           (245,196)                     -

Net unrealized appreciation on assets and
liabilities denominated in foreign currency                                511,070             355,754                      -

Net unrealized (depreciation) on
financial futures contracts                                               (161,382)           (112,988)                     -

          Net realized and unrealized gain (loss) on
          investments, financial futures contracts, and
          foreign currency-related transactions                         (1,218,847)          1,761,816                      -

          Net Increase in Net Assets
          Resulting From Operations                              $         516,262        $  3,109,100          $         7,965

See Notes To Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                                                                          (Unaudited)
U.S. Portfolios
                                                            U.S. Short-Term Fixed Income Portfolio          Stable Return Portfolio
                                                               Six Months Ended     Year Ended      Six Months Ended  Year Ended
                                                                    6/30/95          12/31/94            6/30/95       12/31/94
Increase (Decrease) in Net
Assets From Operations
Investment income, net                                        $      9,212,209      $11,720,200       $  145,406      $   179,805

Net realized gain (loss) on investments,
and options and financial futures contracts                           (325,218)      (1,979,592)         129,165         (155,660)

Net unrealized appreciation (depreciation)
on investments, and options and
financial futures contracts                                            220,783         (325,913)          34,554           (6,548)

Net increase in net assets resulting
from operations                                                      9,107,774        9,414,695          309,125           17,597

Distributions to Shareholders
From investment income, net                                          9,212,209       12,010,085          145,277          179,805

In excess of investment income, net                                      2,416           69,947                -                -

Total Distributions                                                  9,214,625       12,080,032          145,277          179,805

Capital Share Transactions, Net                                     31,725,927     (124,367,616)         292,139        1,018,108

Total increase (decrease) in net assets                             31,619,076     (127,032,953)         455,987          855,900

Net Assets
          Beginning of period                                      290,694,868      417,727,821        4,338,339        3,482,439

          End of period                                         $  322,313,944   $  290,694,868    $   4,794,326    $   4,338,339

Undistributed net investment income                             $           -    $           -     $         129    $          -

Global Portfolios

                                                      Worldwide Short-Term Fixed Income Portfolio   Worldwide Fixed Income Portfolio
                                                          Six Months Ended      Year Ended         Six Months Ended    Year Ended
                                                               6/30/95           12/31/94              6/30/95          12/31/94
Increase (Decrease) in Net
Assets From Operations
Investment income, net                                  $      1,735,109     $  2,976,095         $  1,347,284        $  6,927,707

Net realized gain (loss) on investments,
options and financial futures contracts,
and foreign currency-related transactions                     (1,067,226)        (799,335)           1,764,246         (13,205,211)

Net unrealized appreciation (depreciation)
on investments, options and financial futures
contracts, and on assets and liabilities
denominated in foreign currency                                 (151,621)         216,567               (2,430)         (1,187,991)

Net increase (decrease) in net assets resulting
from operations                                                  516,262        2,393,327            3,109,100          (7,465,495)

Distributions to Shareholders
From investment income, net                                    1,731,801        2,305,838            1,343,511           3,041,000

In excess of investment income, net                                    -               95                    -             105,966

From capital stock                                                     -          670,257                    -           3,902,306

Total Distributions                                            1,731,801        2,976,190            1,343,511           7,049,272

Capital Share Transactions, Net                              (41,169,985)      74,329,808          (20,607,730)       (148,926,788)

Total increase (decrease) in net assets                      (42,385,524)      73,746,945          (18,842,141)       (163,441,555)

Net Assets
          Beginning of period                                 79,761,931        6,014,986           53,721,481         217,163,036

          End of period                                       37,376,407       79,761,931           34,879,340          53,721,481

Undistributed (overdistributed) net
investment income                                         $        3,213      $         -        $    (102,193)     $            -

                                                                                                        Worldwide Fixed Income
                                                                                                             Hedged Portfolio
                                                                                                   Six Months Ended       Year Ended
                                                                                                       6/30/95             12/31/94
Increase (Decrease) in Net
Assets From Operations
Investment income, net                                                                           $       7,965       $     748,449

Net realized (loss) on investments,
options and financial futures contracts,
and foreign currency-related transactions                                                                    -          (1,924,957)

Net unrealized (depreciation)
on investments, options and financial futures
contracts, and on assets and liabilities
denominated in foreign currency                                                                              -            (207,823)

Net increase (decrease) in net assets resulting
from operations                                                                                          7,965          (1,384,331)

Distributions to Shareholders
From investment income, net                                                                              5,318             748,449

In excess of investment income, net                                                                          -               2,647

Total Distributions                                                                                      5,318             751,096

Capital Share Transactions, Net                                                                          5,843         (38,729,363)

Total increase (decrease) in net assets                                                                  8,490         (40,864,790)

Net Assets
          Beginning of period                                                                          272,725          41,137,515

          End of period                                                                           $    281,215        $    272,725

Undistributed net investment income                                                               $                   $          -

See Notes To Financial Statements

FINANCIAL HIGHLIGHTS                                                               (Unaudited)
U.S. Portfolios
                                                                                             U.S. Short-Term Fixed Income Portfolio
                                                                            Six Months               Year Ended       Year  Ended
                                                                           Ended 6/30/95               12/31/94        12/31/93
Per Share Data
Net asset value, beginning of period                                     $      9.889             $      9.976        $    10.000

Increases (Decreases) From Operations
Investment income, net                                                          0.289                    0.443              0.321

Net realized and unrealized (loss)
on investments, and options
and financial futures contracts                                                 0.001(d)                -0.078              -0.03

Total from operations                                                           0.29                     0.365               0.291

Less Distributions
From investment income, net                                                     0.289                    0.449               0.315

In excess of investment income, net                                             0.000                    0.003                  -

From net realized and unrealized gain
on investments, and options and
financial futures contracts                                                        -                         -                   -

Total distributions                                                             0.289                    0.452               0.315

Net asset value, end of period                                            $     9.890          $         9.889     $         9.976

Total Return                                                                    2.95%(c)                 3.71%               2.88%

Ratios/Supplemental Data
Net assets, end of period                                                 $   322,313,944        $   290,694,868    $   417,727,821

Ratio of operating expenses
to average net assets (a)                                                      0.40%(b)                 0.40%               0.40%

Ratio of interest expense
to average net assets                                                          0.02%(b)                 0.03%               0.08%

Ratio of investment income,
net to average net assets                                                      5.88%(b)                 4.14%               3.28%

Decrease in above ratios
due to waiver of investment
advisory fees                                                                  0.09%(b)                 0.08%               0.03%

                                                                                   U.S. Short-Term Fixed Income Portfolio
                                                      Year Ended 12/31/92       Three Months        Year Ended       Period From
                                                                               Ended 12/31/91        9/30/91    12/6/89* to 9/30/90

Per Share Data
Net asset value, beginning of period                      $    10.000         $     10.000         $    10.000      $    10.000

Increases (Decreases) From Operations
Investment income, net                                          0.337                0.119               0.627            0.621

Net realized and unrealized gain
(loss) on investments, and options
and financial futures contracts                                 0.008                0.023               0.057            0.037

Total from operations                                           0.345                0.142               0.684            0.658

Less Distributions
From investment income, net                                     0.337                0.119               0.627            0.621

In excess of investment income, net                                -                    -                    -                -

From net realized and unrealized gain
on investments, and options and
financial futures contracts                                     0.008                0.023               0.057            0.037

Total distributions                                             0.345                0.142               0.684            0.658

Net asset value, end of period                              $  10.000      $        10.000      $       10.000      $    10.000

Total Return                                                     3.45%                1.43%               7.11%            6.81%(c)

Ratios/Supplemental Data
Net assets, end of period                                $  682,513,193      $  365,310,697       $  269,114,721    $   111,956,929

Ratio of operating expenses
to average net assets (a)                                        0.40%                0.40%(b)             0.40%           0.50%(b)

Ratio of interest expense
to average net assets                                            0.03%                   -                 0.03%                -

Ratio of investment income,
net to average net assets                                        3.37%                4.67%(b)             5.99%           8.23%(b)

Decrease in above ratios
due to waiver of investment
advisory fees and reimburse-
ment of other expenses                                              -                 0.03%(b)             0.11%           0.86%(b)

                                                                        Stable Return Portfolio
                                                       Six Months               Year Ended         Period From
                                                      Ended 6/30/95              12/31/94      7/26/93* to 12/31/93

Per Share Data
Net asset value, beginning of period                  $    9.546          $      9.947          $    10.000

Increases (Decreases) From Operations
Investment income, net                                     0.312                 0.428                0.138

Net realized and unrealized gain
(loss) on investments and
financial futures contracts                                0.351                -0.401                0.043

Total from operations                                      0.663                 0.027                0.181

Less Distributions
From investment income, net                                0.312                 0.428                0.138

From net realized gain on investments and
financial futures contracts                                    -                     -                0.031

In excess of net realized and unrealized
gains on investments and financial futures
contracts                                                      -                     -                0.065

Total distributions                                        0.312                 0.428                0.234

Net asset value, end of period                      $      9.897          $      9.546     $          9.947

Total Return                                               7.03%(c)              0.29%                1.86%(c)

Ratios/Supplemental Data
Net assets, end of period                           $   4,794,326         $    4,338,339     $      3,482,439

Ratio of operating expenses
to average net assets (a)                                  0.50%(b)              0.50%               0.50%(b)

Ratio of interest expense
to average net assets                                      1.25%(b)              1.24%                    -

Ratio of investment income,
net to average net assets                                  6.47%(b)              4.43%               3.68%(b)

Decrease in above ratios
due to waiver of investment
advisory fees and reimburse-
ment of other expenses                                     0.52%(b)              0.57%               1.46%(b)

Portfolio turnover                                          588%(c)               343%               1841%(c)


                                                              Worldwide Short-Term Fixed Income Portfolio
                                                      Six Months               Year Ended            Period From
                                                    Ended 6/30/95               12/31/94        12/13/93* to 12/31/93




Per Share Data
Net asset value, beginning of period               $      9.924           $       10.013      $       10.000

Increases (Decreases) From Operations
Investment income, net                                    0.314                    0.328               0.012

Net realized and unrealized gain (loss) on
investments, options and financial future contracts,
and foreign currency-related transactions                (0.207)                  (0.089)              0.013

Total from operations                                     0.107                    0.239               0.025

Less Distributions
From investment income, net                               0.313                    0.254               0.012

In excess of investment income, net                        -                       0.000                 -

From capital stock in excess of par value                  -                       0.074                 -

Total distributions                                       0.313                    0.328               0.012

Net asset value, end of period                       $    9.718          $         9.924      $       10.013

Total Return                                              1.16%(c)                 2.72%               0.22%(c)

Ratios/Supplemental Data
Net assets, end of period                           $    37,376,407          $    79,761,931       $   6,014,986

Ratio of operating expenses
to average net assets (a)                                 0.50%(b)                 0.50%               0.50%(b)

Ratio of investment income,
net to average net assets                                 6.57%(b)                 4.17%               2.43%(b)

Decrease in above ratios due to waiver of
investment advisory fees and reimburse-
ment of other expenses                                    0.11%(b)                 0.09%               0.76%(b)

                                                                            Worldwide Fixed Income Portfolio
                                                         Six Months          Year Ended         Year Ended       Period From
                                                       Ended 6/30/95          12/31/94           12/31/93    4/15/92* to 12/31/92

Per Share Data
Net asset value, beginning of period                  $    9.267          $    10.023       $      9.976      $     10.000

Increases (Decreases) From Operations
Investment income, net                                     0.290                0.503              0.454             0.387

Net realized and unrealized gain (loss) on
investments, options and financial future contracts,
and foreign currency-related transactions                  0.419               -0.737              1.042             0.530

Total from operations                                      0.709               -0.234              1.496             0.917

Less Distributions
From investment income, net                                0.288                0.225              0.453             0.387

In excess of investment income, net                            -                0.008                  -                 -

From capital stock in excess of par value                      -                0.289                  -                 -

From net realized gain on investments,
options and financial futures contracts,
and foreign currency-related transactions                      -                    -              0.866             0.554

In excess of net realized gain on investments,
options and financial futures contracts, and
foreign currency-related transactions                          -                    -              0.130             0.000

Total distributions                                        0.288                0.522              1.449             0.941

Net asset value, end of period                       $     9.688         $      9.267         $   10.023        $    9.976

Total Return                                               7.74%(C)            (2.25)%            15.86%             9.62%(c)

Ratios/Supplemental Data
Net assets, end of period                            $  34,879,340       $   53,721,481       $  217,163,036    $  82,757,009

Ratio of operating expenses
to average net assets (a)                                  0.60%(b)             0.006               0.0059           0.006(b)

Ratio of interest expense to average net assets               -                 0.03%               0.27%            0.19%(b)

Ratio of investment income,
net to average net assets                                  6.28%(b)             5.11%               4.48%            5.39%(b)

Decrease in above ratios due to waiver of
investment advisory fees and reimbursement
of other expenses                                          0.28%(b)             0.02%                   -            0.72%(b)

Portfolio Turnover                                          923%(c)             1479%                1245%            850%(c)

                                                                                   Worldwide Fixed Income-Hedged Portfolio
                                                         Six Months          Year Ended          Year Ended         Period From
                                                       Ended 6/30/95          12/31/94            12/31/93     4/15/92* to 12/31/92


Per Share Data
Net asset value, beginning of period                 $     10.410        $     10.077           $    9.848       $   10.000

Increases From Operations
Investment income, net                                      0.321               0.338                0.448            0.319

Net realized and unrealized gain on
investments, options and financial future contracts,
and foreign currency-related transactions                      -                0.434 (c)            0.754            0.247

Total from operations                                       0.321               0.772                1.202            0.566

Less Distributions
From investment income, net                                 0.221               0.437                0.448            0.319

In excess of investment income, net                             -               0.002                  -                  -

From net realized gain on investments,
options and financial futures contracts,
and foreign currency-related transactions                       -                   -                0.525            0.399

Total distributions                                         0.221               0.439                0.973            0.718

Net asset value, end of period                        $    10.510      $       10.410           $   10.077     $      9.848

Total Return                                                3.11%(e)            7.84%                12.89%          5.88%(e)

Ratios/Supplemental Data
Net assets, end of period                             $   281,215       $     272,725          $41,137,515        $21,785,134

Ratio of operating expenses
to average net assets (a)                                   0.16%(b)            0.60%                 0.60%          0.60%(b)

Ratio of interest expense to average net assets                -                0.05%                 0.26%          0.23%(b)

Ratio of investment income,
net to average net assets                                   5.81%(b)            4.72%                 4.49%          5.13%(b)

Decrease in above ratios due to waiver of
investment advisory fees and reimburse-
ment of other expenses                                  1,344.28%(b)            0.17%                 0.09%          1.01%(b)

Portfolio Turnover                                             0%               1622%                 1254%           826%(e)

(a)  Net of waivers and reimbursements, exclusive of interest.
(b)  Annualized
(c)  Includes the effect of net realized losses prior to significant decreases in shares outstanding.
(d)  In addition to net realized and unrealized (loss) on investments, this amount includes an increase in net asset value per share resulting from the timing and issuances or redemption of shares in relation to fluctuating market values for the portfolio.
(e)  Not annualized
*  Commencement of Operations
See Notes To Financial Statements

1. Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company
Act of 1940, as amended, as an open-end, management investment company. The Fund currently has ten Portfolios, five of which were active as of June 30, 1995. The five active Portfolios are: U.S. Short-Term Fixed Income Portfolio ("U.S. Short-Term"); Stable Return
Portfolio ("Stable Return"); Worldwide Short-Term Fixed Income
Portfolio ("Worldwide Short-Term"); Worldwide Fixed Income Portfolio ("Worldwide"); and Worldwide Fixed Income-Hedged Portfolio ("Worldwide-Hedged"). The costs incurred by the Fund in connection with the organization and initial registration of shares were borne by the Adviser.

2. Summary of Significant Accounting Policies

Securities

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on an accrual basis. The Fund amortizes discount or premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Valuation

All investments are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Deposits and repurchase agreements and reverse repurchase agreements are generally valued at their cost plus accrued interest. The value of other investments is determined under procedures established by the Fund's Board of Directors.

Expenses

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on average daily net assets.

Income Tax

There is no provision for Federal income or excise tax since each Portfolio has elected to be taxed as a regulated investment company ("RIC") and therefore complies with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and distributes all of its taxable income.

At June 30, 1995, the Fund had the following capital loss carryforwards, to offset future net capital gains, to the extent provided by regulations. Net realized losses attributable to security transactions after October 31, 1994, are treated for federal income tax purposes as arising on the first day of the Portfolio's next fiscal year.

Portfolio           Carryforward Amount     Expiration Date

U.S. Short-Term         $   1,779,703       December 31, 2002
                            1,404,714       December 31, 2001
Stable Return                 176,908       December 31, 2002
Worldwide Short-Term           13,607       December 31, 2002
Worldwide                  11,233,871       December 31, 2002
Worldwide-Hedged            1,916,115       December 31, 2002

Dividends to Shareholders

It is the policy of the U.S. Short-Term to employ the "Full Payout
Method" of paying dividends. As such, income is determined daily and, if positive, a dividend is declared daily from net investment income, net short-term capital gains or losses and net unrealized gains or losses
("Full Payout Income"). If a day's distribution is negative, each shareholder's accumulated dividend accrual for the month is proportionately reduced. Actual dividends declared each day are based on an average daily rate (based on the previous 30 days) to reduce the possibility of a negative rate on a particular day. The "Full Payout Method" was suspended by the Board at the beginning of 1994 and will remain so until further notice to shareholders. In the interim, U.S. Short-Term is declaring daily dividends from net investment income.

It is the policy of the other four Portfolios to declare dividends daily from net investment income. Dividends are paid in cash or reinvested monthly for all Portfolios.

Dividends from net short-term capital gains of each Portfolio (currently including U.S. Short-Term), if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code.

Dividends from net long-term capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified to capital stock in excess of par value. At December 31, 1994, Worldwide Short-Term and Worldwide reclassed $670,257 and $3,902,306, respectively, to capital stock in excess of par value as a result of differences in treatments of foreign currency transactions. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales and maturities of short-term securities, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

3. Investment Advisory Agreement and Affiliated Transactions

The Fund's Board of Directors has approved investment management agreements (the "Agreements") with the Adviser. The advisory fees to be paid to the Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term, Worldwide, and Worldwide-Hedged, and monthly for Stable Return and Worldwide Short-Term. The Agreement with U.S. Short-Term, Worldwide, and Worldwide-Hedged provides that to the extent that the aggregate annual expenses, including the advisory fee but excluding interest expense, exceed 0.40% of U.S. Short-Term's and 0.60% of Worldwide's and Worldwide-Hedged's average daily net assets, the Adviser has agreed to waive its investment management fee and reimburse the Portfolios for any excess expenses. The Adviser has voluntarily agreed to waive its investment management fees and reimburse for any excess expenses of Stable Return and Worldwide Short-Term Portfolios to the extent that each Portfolio's aggregate expenses, including investment management fees, but excluding interest expense, exceed 0.50% of the respective Portfolio's average daily net assets. The Adviser and Administrator have voluntarily agreed to waive their fees with respect to Worldwide Fixed-Income Hedged Portfolio, for the period ending June 30, 1995, to the extent of $549 and $85, respectively. Accordingly, the Adviser has agreed to waive its investment management fee and reimburse excess expenses for each Portfolio as illustrated below.

                              Investment                 Six Months Ended
                               Advisory                       6/30/95
Portfolio                        Fee                          Waivers

U.S. Short-Term                    0.30%               $         137,865
Stable Return                      0.35%                          11,746
Worldwide Short-Term               0.35%                          29,985
Worldwide                          0.40%                          59,249
Worldwide-Hedged                   0.40%                          17,806

Directors' fees and expenses of $34,853 were allocated among the Portfolios and paid for the six months ended June 30, 1995 to Directors who are not employees of the Adviser.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the six months ended June 30, 1995 for each of the Portfolios were as follows:

                                   Purchase Cost       Proceeds from Sales of
Portfolio                    of Investment Securities   Investment Securities

U.S. Short-Term                  $  335,296,854           $   292,012,277
Stable Return                        30,133,915                33,709,679
Worldwide Short-Term                206,788,127               235,125,106
Worldwide                           391,478,387               417,981,580
Worldwide-Hedged                              -                         -

The components of net unrealized appreciation (depreciation) of investments at June 30, 1995 for each Portfolio were as follows:

                                   U.S. Short-Term Fixed       Stable Return
                                      Income Portfolio            Portfolio
U.S. Portfolios

Gross Unrealized Appreciation        $         192,063      $       28,215
Gross Unrealized Depreciation                 (370,143)                  -
                                     $        (178,080)     $       28,215


                                    Worldwide Short-Term       Worldwide Fixed
                                   Fixed Income Portfolio      Income Portfolio


Gross Unrealized Appreciation        $             6,697    $      295,163
Gross Unrealized Depreciation                    (32,214)         (148,899)
                                     $           (25,517)   $      146,264

The cost of securities owned by the Fund at June 30, 1995 for Federal tax purposes was substantially the same as for financial statement purposes.

The Fund enters into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains on foreign currency-related transactions. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 1995, Worldwide Short-Term had outstanding forward foreign exchange currency contracts, both to purchase and sell foreign currencies as follows:


                                                                                                              Unrealized
Contract                                                                   Cost/               Current       Appreciation
Amount                                                                   Proceeds               Value       (Depreciation)

Forward Foreign Exchange Buy Contracts
     35,739,000           Belgian Francs maturing 7/27/95          $      1,242,663       $  1,259,768       $    17,105
      1,404,692           German Deutsche Marks maturing 7/24/95          1,022,820          1,016,049            (6,771)
      4,620,419           German Deutsche Marks maturing 7/27/95          4,914,868          4,945,410            30,542
      4,300,000           French Francs maturing 7/27/95                    883,310            886,912             3,602
  2,117,158,000           Italian Lira maturing 7/27/95                   1,281,573          1,289,213             7,640
    423,119,490           Japanese Yen maturing 7/27/95                   5,031,147          5,009,554           (21,593)
        372,860           Netherlands Guilders maturing 7/27/95             238,569            241,102             2,533
      3,243,576           Swedish Krona maturing 7/27/95                    447,390            444,856            (2,534)

Forward Foreign Exchange Sell Contracts
      1,200,000           Australian Dollars maturing 7/27/95               855,521            851,028             4,493
      1,783,771           Canadian Dollars maturing 7/27/95               1,289,849          1,297,864            (8,015)
      1,227,274           German Deutsche Marks maturing 7/27/95          1,683,310          1,694,501           (11,191)
      3,471,966           Danish Krone maturing 7/27/95                     636,684            642,451            (5,767)
    401,026,439           Spanish Peseta maturing 7/27/95                 3,290,892          3,304,682           (13,790)
      5,000,000           French Francs maturing 7/24/95                  1,022,820          1,031,383            (8,563)
      7,615,904           French Francs maturing 7/27/95                  1,554,901          1,570,847           (15,946)
        323,452           Great British Pounds maturing 7/27/95             517,200            514,121             3,079
     67,181,400           Japanese Yen maturing 7/27/95                     795,172            795,399              (227)
                                                                                                             $   (25,403)
At June 30, 1995, Worldwide Short-Term had outstanding forward foreign exchange currency contracts, both to purchase and sell foreign currencies as follows:

                                                                                                               Unrealized
Contract                                                                    Cost/             Current          Appreciation
Amount                                                                    Proceeds             Value          (Depreciation)

Forward Foreign Exchange Buy Contracts
  1,404,692             German Deutsche Marks maturing 7/24/95         $  1,026,619        $  1,016,049      $   (10,570)
  1,136,805             German Deutsche Marks maturing 7/27/95            2,411,948           2,425,282           13,334
  4,500,000             French Francs maturing 7/27/95                      924,394             928,164            3,770

Forward Foreign Exchange Sell Contracts
  1,300,000             Australian Dollars maturing 7/27/95                 926,814             921,947            4,867
  2,647,695             Canadian Dollars maturing 7/27/95                 1,914,554           1,926,451          (11,897)
  1,284,357             German Deutsche Marks maturing 7/27/95            1,724,394           1,735,796          (11,402)
414,225,889             Spanish Peseta maturing 7/27/95                   3,399,209           3,413,453          (14,244)
  5,000,000             French Francs maturing 7/24/95                    1,026,619           1,031,383           (4,764)
 12,226,510             French Francs maturing 7/27/95                    2,496,225           2,521,824          (25,599)
    185,867             Great British Pounds maturing 7/27/95               297,201             295,432            1,769
 31,134,800             Japanese Yen maturing 7/27/95                     1,165,384           1,164,020            1,364
    100,000             Swedish Krona maturing 7/27/95                       13,793              13,715               78
                                                                                            $   (53,294)

The Fund enters into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. At June 30, 1995 Worldwide Short-Term, Worldwide, and Worldwide-
Hedged had no outstanding purchases or sales of foreign currencies on the spot markets.

The Fund is engaged in trading financial futures contracts to hedge investment positions or to enhance investment performance. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5-10% of the contract amount. At June 30, 1995, the Portfolios placed as collateral with brokers U.S. Treasury Bills in connection with their margin accounts with respect to their futures contracts as follows:

Portfolio                 6/30/95 Collateral Value

U.S. Short-Term               $         679,250
Stable Return                             4,750
Worldwide Short-Term                    503,202
Worldwide                             2,007,500
Worldwide-Hedged                              -

At June 30, 1995 Stable Return had the following open futures contracts:

                                                                       Market Value
                                                                        Covered by            Unrealized
Contracts                                                                Contracts          (Depreciation)

Long Futures Contracts
         3          September  '95 2-Year U.S. T-Note                  $   622,172            $     (285)

At June 30, 1995, Worldwide Short-Term had the following open futures contracts:

                                                                       Market Value           Unrealized
                                                                        Covered by           Appreciation
Contracts                                                                Contracts          (Depreciation)

Short Futures Contracts
        34          September '95 CBT 5 Year U.S. Treasury Note     US  $ 3,649,688            $   (15,719)
         3          September '95 LIFFE 10 Year German Gov't Bond   DEM     696,150                  2,956
                                                                                               $   (12,763)



At June 30, 1995 Worldwide had the following open futures contracts:

                                                                      Market Value
                                                                       Covered by             Unrealized
Contracts                                                               Contracts           (Depreciation)

Long Futures Contracts
        10          September '95 LIFFE 10 Year German Gov't Bond   DEM $ 2,320,500             $   (8,317)

Short Futures Contracts
        64          September '95 LIFFE Euro Deutsche Mark          DEM  15,251,200                   (683)
                                                                                                $   (9,000)

5. Capital Share Transactions

As of June 30, 1995 there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock for Worldwide were as follows for the periods indicated:

                                    Six Months Ended June 30, 1995             Year Ended December 31, 1994
                                      Shares               Amount                Shares                   Amount

Shares sold                           203,657,217      $ 2,014,959,945             506,605,624           $  5,036,843,719

Shares issued related to
reinvestment of dividends                 925,660            9,157,683               1,208,822                 12,008,654
                                      204,582,877        2,024,117,628             507,814,446              5,048,852,373
Shares redeemed                       201,388,194        1,992,391,701             520,290,568              5,173,219,989

          Net increase (decrease)       3,194,683        $  31,725,927             (12,476,122)          $   (124,367,616)

Transactions in capital stock for Stable Return were as follows for the periods indicated:

                                     Six Months Ended June 30, 1995             Year Ended December 31, 1994
                                        Shares               Amount                Shares                   Amount

Shares sold                                15,385       $     150,000                   87,759           $        857,000

Shares issued related to
reinvestment of dividends                  14,571             142,139                   18,075                    175,508
                                           29,956             292,139                  105,834                  1,032,508
Shares redeemed                                 -                   -                    1,490                     14,400

          Net increase                     29,956       $     292,139                  104,344           $       1,018,108

Transactions in capital stock for Worldwide Short-Term were as follows for the periods indicated:

                                      Six Months Ended June 30, 1995             Year Ended December 31, 1994
                                         Shares               Amount                Shares                   Amount


Shares sold                                     -        $  18,652,539              18,652,539            $   185,400,115

Shares issued related to
reinvestment of dividends                 171,197            1,680,288                 297,020                  2,948,491
                                          171,197            1,680,288              18,949,559                188,348,606
Shares redeemed                         4,362,134           42,850,273              11,513,098                114,018,798

          Net increase (decrease)      (4,190,937)       $ (41,169,985)              7,436,461            $    74,329,808

Transactions in capital stock for Worldwide were as follows for the periods indicated:

                                        Six Months Ended June 30, 1995             Year Ended December 31, 1994
                                          Shares               Amount                Shares                   Amount

Shares sold                               745,096        $   7,047,543               1,092,884            $    10,420,502

Shares issued related to
reinvestment of dividends                 139,202            1,318,542                 735,508                  6,999,011
                                          884,298            8,366,085               1,828,392                 17,419,513
Shares redeemed                         3,080,943           28,973,815              17,698,224                166,346,301

          Net (decrease)               (2,196,645)       $ (20,607,730)            (15,869,832)            $ (148,926,788)

Transactions in capital stock for Worldwide-Hedged were as follows for the periods indicated:

                                        Six Months Ended June 30, 1995             Year Ended December 31, 1994
                                          Shares               Amount                Shares                   Amount

Shares sold                                     -         $           -              1,058,719            $    10,310,000

Shares issued related to
reinvestment of dividends                      559                 5,843                62,526                    607,111
                                               559                 5,843             1,121,245                 10,917,111
Shares redeemed                                                        -             5,177,515                 49,646,474

        Net increase (decrease)                559         $       5,843            (4,056,270)            $  (38,729,363)


6. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into the contract, to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. U.S. Short-Term, Worldwide, and Worldwide-Hedged may only invest up to 25% of their assets in repurchase agreements.

Each Portfolio is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S.
Government securities purchases U.S. Government securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.

If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

7. Written Option Transactions

A summary of put and call options written by U.S. Short-Term for the six month period ended June 30, 1995 is as follows:

                                     1995 Calls                1995 Puts
                                 # of                      # of
                               Contracts   Premiums      Contracts    Premiums

Outstanding, beginning of period
  Eurodollars                   $     -          -               -    $      -
  U.S. Treasury                       -          -               -           -

Options written
  Eurodollars                     1,247    653,158            1,247     488,232
  U.S. Treasury                     200    273,807              200      45,562

Options closed
  Eurodollars                      (909)  (570,878)            (709)   (452,967)
  U.S. Treasury                    (200)  (273,807)            (200)    (45,562)

Options exercised
  Eurodollars                          -         -                 -          -
  U.S. Treasury                        -         -                 -          -

Options expired
  Eurodollars                          -         -             (200)     (3,686)
  U.S. Treasury                        -         -                 -          -

Outstanding, end of period
  Eurodollars                       338     82,280              338      31,579
  U.S. Treasury                       -          -                -           -

                                         $  82,280                    $  31,579




OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION



OFFICERS AND DIRECTORS                  Investment Adviser
                                        Fischer Francis Trees & Watts, Inc.
Stephen J. Constantine                  200 Park Avenue
President and Director of the Fund      New York, NY  10166

John C Head III                         Sub-Adviser
Director of the Fund                    Fischer Francis Trees & Watts
                                        3 Royal Court
Lawrence B. Krause                      The Royal Exchange
Director of the Fund                    London, EC3V 3RA

Paul Meek                               Administrator and Distributor
Director of the Fund                    AMT Capital Services, Inc.
                                        430 Park Avenue
Onder John Olcay                        New York, NY  10022
Chairman of the Board and
CEO of the Fund                         Custodian and Fund Accounting Agent
                                        Investors Bank & Trust Company
Stephen P. Casper                       P.O. Box 1537
Treasurer of the Fund                   Boston, MA  02205-1537

Kyle L. Chang                           Transfer and Dividend Disbursing Agent
Secretary of the Fund                   Investors Bank & Trust Company
                                        P.O. Box 1537
Carla E. Dearing                        Boston, MA  02205-1537
Assistant Treasurer of the Fund
                                        Legal Counsel
William E. Vastardis                    Dechert Price & Rhoads
Assistant Secretary of the Fund         1500 K Street, N.W.
                                        Washington, D.C.  20005-1208

                                        Independent Auditors
                                        Ernst & Young LLP
                                        787 Seventh Avenue
                                        New York, NY  10019